Income Taxes - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax benefits		$ 0	$ 0	$ 0	$ 0
Income Tax Disclosure [Line Items]
Percentage of net operating loss carryforwards eligible for deduction							80.00%
Miniumum ownership percentage to be maintanied by the existing owners						50.00%
Period for which minimum shareholding percentage shall be maintained						3 years
Corporate statutory tax rate						21.00%	21.00%
Accrued interest and penalties on unrecognised tax position						$ 0	$ 0
Unrecognised tax penalties income tax penalties and interest expense						0	0
Unrecognized Tax Benefits						0	$ 0
Covid Nineteen | Annual Limitation On Deduction Rolled Back
Income Tax Disclosure [Line Items]
Percentage of net operating loss carryforwards eligible for deduction	80.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate							35.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate							21.00%
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards						33,300,000
Domestic Tax Authority [Member] | Tax Year 2035
Income Tax Disclosure [Line Items]
Operating loss carryforwards						11,700,000
Domestic Tax Authority [Member] | Can Be Indefinitely Carried Forward [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards						$ 21,600,000
Domestic Tax Authority [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Percentage of net operating loss carryforwards eligible for deduction						80.00%
Domestic Tax Authority [Member] | Research [Member] | Tax Year 2035
Income Tax Disclosure [Line Items]
Research and development tax credit forwards						$ 4,400,000
State and Local Jurisdiction [Member] | Tax Year 2035
Income Tax Disclosure [Line Items]
Operating loss carryforwards						33,100,000
State and Local Jurisdiction [Member] | Research [Member] | Tax Year 2035
Income Tax Disclosure [Line Items]
Research and development tax credit forwards						$ 2,500,000